PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]
9.	PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2012 and 2011, property, plant and equipment consist of:

	December 31,	December 31
	2012	2011
Office buildings	$8,514,301	$7,900,978
Plant and machinery	26,149,466	29,822,707
Electronic equipment, furniture and fixtures	10,799,484	10,602,803
Motor vehicles	1,020,480	1,100,810
Purchased software	55,331,553	68,460,250
	101,815,284	117,887,548

Less: accumulated depreciation	(35,545,964)	(26,726,455)
	$66,269,320	$91,161,093

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was approximately $11.53 million, $10.85 million and $7.72 million, respectively.

Management regularly evaluates property, plant and equipment for impairment if an event occurs or circumstances change that would potentially indicate that the carrying value of the property, plant and equipment and exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the discounted cash flow method, management determined approximately $11,814,000 purchased software was impaired during the year ended December 31, 2012.